Commitments and Contingent Liabilities (Details) ₪ in Millions			12 Months Ended
	Nov. 07, 2022 USD ($)	Nov. 07, 2022 ILS (₪)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 ILS (₪)
Commitments and Contingent Liabilities [Line Items]
Gains on litigation settlements	$ 2,500	₪ 9.0	$ 8,000,000	₪ 29.0
TryNovo's Technologies [Member]
Commitments and Contingent Liabilities [Line Items]
Royalty payable			$ 1,510,000	₪ 5.5
Yissum’s Licensed Technology [Member]
Commitments and Contingent Liabilities [Line Items]
Annual interest rate of revenues			3.00%	3.00%
Percentage of sublicense consideration			12.00%	12.00%
Percentage of exit fee			12.00%	12.00%
THM [Member]
Commitments and Contingent Liabilities [Line Items]
Percentage of sublicense consideration			20.00%	20.00%
Percentage of exit fee			3.50%	3.50%
Annual license fee (in Dollars)			$ 10,000
THM [Member] | Biopharmaceutical Product [Member]
Commitments and Contingent Liabilities [Line Items]
Annual interest rate of revenues			3.50%	3.50%
THM [Member] | Diagnostic Products [Member]
Commitments and Contingent Liabilities [Line Items]
Annual interest rate of revenues			6.50%	6.50%
Percentage of sublicense consideration			12.00%	12.00%
Bottom of Range [Member]
Commitments and Contingent Liabilities [Line Items]
Annual interest rate of revenues			3.00%	3.00%
Top of Range [Member]
Commitments and Contingent Liabilities [Line Items]
Annual interest rate of revenues			6.00%	6.00%